Schedule of Future Operating Lease Payments (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
2025	$ 532,800	$ 720,000
2026	266,400	360,000
Total lease payments	799,200	1,080,000
Less: imputed interest	(13,918)	(18,809)
Present value of operating lease liabilities	785,282	1,061,191
Less: Current portion	520,604	703,518
Long-term potion of operating lease liabilities	$ 264,678	$ 357,673